Loss per Share - Summary of Loss per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net loss	$ (392,567)	$ (212,393)	$ (60,361)
Weighted average number of shares	592,032	549,080	454,267
Basic loss per share, U.S. $	$ (0.66)	$ (0.39)	$ (0.13)
Diluted loss per share, U.S. $	$ (0.66)	$ (0.39)	$ (0.13)